COMMON SHARES	12 Months Ended
Feb. 28, 2019
Stockholders' Equity Note [Abstract]
Common Shares [Text Block]
16.	COMMON SHARES

The Company has two classes of common shares, namely, Class A and Class B common shares, following the issuance of Class A common shares upon the IPO in October 2010.

Holders of Class A common shares and Class B common shares have the same rights except for voting and conversion rights. In respect of matters requiring shareholders' vote, each Class A common share is entitled to one vote, and each Class B common share is entitled to ten votes. Each Class B common share is convertible into one Class A common share at any time by the holder thereof. Class A common shares are not convertible into Class B common shares under any circumstances.

The computation of ADSs below have been given effect to the Ratio Change as disclosed in Note 12.

During the years ended February 28, 2017, 2018 and 2019, nil, 900,000 and nil Class B common shares were converted into nil, 900,000 and nil Class A common shares, respectively.

During the years ended February 28, 2017, 2018 and 2019, 1,726,874, 2,314,190 and 2,073,711
Class A common shares were issued in connection with vested shares, representing 5,180,622, 6,942,570 and 6,221,133 ADSs, respectively.

During the years ended February 28, 2017, 2018 and 2019, 103,888, 76,491 and 232,024
Class A common shares were issued upon exercise of share options, representing 311,664, 229,473 and 696,072 ADSs, respectively.

During the years ended February 28, 2017, 2018 and 2019, 647,859, nil and 20,502 Class A common shares were issued as consideration for the business acquisitions, respectively.

During the years ended February 28, 2017, 2018 and 2019, 342,462, 16,380,780 and 443,091 Class A common shares issued to bond holders were converted into 1,027,386, 49,142,340 and 1,329,273 ADSs, respectively.

During the year ended February 28, 2018, the Company issued 135,264 common shares to noncontrolling shareholders in relation to the purchase of the remaining noncontrolling interest of certain consolidated subsidiaries.

On January 5, 2018, the Company entered into a subscription agreement with certain investors (the “Purchasers”), pursuant to which the Company issued 5,464,481 Class A common shares to the Purchasers in a private placement for aggregate proceeds of $500,000. On February 18, 2019, the Company entered into another subscription agreement with the Purchasers, pursuant to which the Company issued 5,329,922 Class A common shares to the Purchasers in a private placement for aggregate proceeds of $500,000.